SCHEDULE OF RESTRICTED STOCK UNITS AND AWARDS ACTIVITY (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Non-vested beginning	9,366	4,271	4,135
Weighted average fair value, Non-vested beginning	$ 434.55	$ 1,388.55	$ 1,890
Number of shares, Granted	16,767	12,167	2,497
Weighted average fair value, Granted	$ 12.75	$ 40.95	$ 502.50
Number of shares, Forfeited	(650)	(2,896)	(1,785)
Weighted average fair value, Forfeited	$ 43.05	$ 385.80	$ 1,194.60
Number of shares, vested	(2,042)	(4,176)	(576)
Weighted average fair value, Vested	$ 333.30	$ 297.00	$ 1,958.25
Number of shares, non-vested ending	23,441	9,366	4,271
Weighted average fair value, Non-vested ending	$ 152.55	$ 434.55	$ 1,388.55